Investments (Tables)	12 Months Ended
Dec. 31, 2015
Fair Value of Available-for-Sale and Held -to-maturity Securities

At December 31, 2015 and 2014, the amortized cost or cost, gross unrealized gains, gross unrealized losses, and fair values of available-for-sale and held-to-maturity securities are as shown in the following tables:

	Amortized cost or cost	Gross unrealized gains	Gross unrealized losses	Fair value	OTTI in accumulated other comprehensive income (1)
2015:
Fixed-maturity securities, available-for-sale:
U.S. government	$1,682,642	78,089	5,407	1,755,324	653
Agencies not backed by the full faith and credit of the U.S. government	10,474	91	51	10,514	—
States and political subdivisions	8,533,503	514,459	49,428	8,998,534	—
Foreign government	269,608	9,675	7,116	272,167	—
Public utilities	5,798,475	480,099	56,376	6,222,198	189
Corporate securities	50,603,848	2,275,966	1,933,329	50,946,485	(4,640)
Mortgage-backed securities	12,263,037	296,408	61,646	12,497,799	—
Collateralized mortgage obligations	9,208	1,075	—	10,283	—
Collateralized debt obligations	9,738	11,573	147	21,164	11,572

Total fixed-maturity securities, available-for-sale	79,180,533	3,667,435	2,113,500	80,734,468	7,774

Fixed-maturity securities, held-to-maturity:
Corporate securities	55	10	—	65	—
CDOs	—	5,214	—	5,214	—

Total fixed-maturity securities held-to-maturity	55	5,224	—	5,279	—

Equity securities, available-for-sale:
Common stock	71,005	—	2,394	68,611	—

Total available-for-sale and held-to-maturity securities	$79,251,593	3,672,659	2,115,894	80,808,358	7,774

	Amortized cost or cost	Gross unrealized gains	Gross unrealized losses	Fair value	OTTI in accumulated other comprehensive income (1)
2014:
Fixed-maturity securities, available-for-sale:
U.S. government	$1,127,783	105,433	262	1,232,954	—
Agencies not backed by the full faith and credit of the U.S. government	130,703	14,671	24	145,350	—
States and political subdivisions	6,718,229	824,806	2,093	7,540,942	—
Foreign government	308,633	13,505	10,463	311,675	—
Public utilities	5,482,698	851,165	5,614	6,328,249	484
Corporate securities	45,725,053	4,067,245	294,841	49,497,457	2,579
Mortgage-backed securities	13,415,946	682,880	929	14,097,897	—
Collateralized mortgage obligations	10,697	1,335	—	12,032	—
Collateralized debt obligations	33,637	11,745	153	45,229	11,719

Total fixed-maturity securities, available-for-sale	72,953,379	6,572,785	314,379	79,211,785	14,782

Fixed-maturity securities, held-to-maturity:
Corporate securities	82	15	—	97	—
CDOs	180,316	24,076	—	204,392	—

Total fixed-maturity securities held-to-maturity	180,398	24,091	—	204,489	—

Equity securities, available-for-sale:
Common stock	6,180	46	—	6,226	—

Total available-for-sale and held-to-maturity securities	$73,139,957	6,596,922	314,379	79,422,500	14,782

(1)

The amount represents the subsequent changes in net unrealized gain or loss on other-than-temporarily impaired securities. It includes the portion of OTTI losses in accumulated other comprehensive income, which was not included in earnings.

Net Unrealized Gains on Available-for-Sale Securities and Effective Portion of Cash Flow Hedges

The net unrealized gains on available-for-sale securities, held-for-sale securities and effective portion of cash flow hedges consist of the following at December 31:

	2015	2014	2013
Available-for-sale securities:
Fixed maturity	$1,553,935	6,258,406	3,697,314
Equity	(2,394)	46	—
Held-for-sale securities	798	—	—
Cash flow hedges	16,013	2,269	1,570
Adjustments for:
Shadow adjustments	(825,607)	(3,542,160)	(2,174,866)
Deferred taxes	(259,961)	(951,480)	(533,407)

Net unrealized gains	$482,784	1,767,081	990,611

Proceeds from Sale of Available for Sale Investments

Proceeds from sales of available-for-sale securities for the years ended December 31 are presented in the following table:

	2015	2014	2013
Available-for-sale:
Fixed-maturity securities:
Proceeds from sales	$996,801	1,479,188	2,503,974
Equity securities:
Proceeds from sales	58,858	29,209	134,400

Unrealized Losses on Available-For-Sale Securities and Related Fair Value

Unrealized losses on available-for-sale securities and the related fair value for the respective years ended December 31 are shown below:

	12 months or less		Greater than 12 months		Total
	Fair value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses
2015:
Fixed-maturity securities, available-for-sale:
U.S. government	$600,970	5,395	4,959	12	605,929	5,407
U.S. government agency	4,536	51	—	—	4,536	51
States and political subdivisions	1,873,125	48,306	28,015	1,122	1,901,140	49,428
Foreign government	42,338	1,787	32,219	5,329	74,557	7,116
Public utilities	1,319,479	50,552	20,454	5,824	1,339,933	56,376
Corporate securities	16,369,002	1,265,080	1,639,373	668,249	18,008,375	1,933,329
Mortgage-backed securities	3,066,569	61,030	15,433	616	3,082,002	61,646
CDOs	—	—	730	147	730	147

Total temporarily impaired securities	$23,276,019	1,432,201	1,741,183	681,299	25,017,202	2,113,500

	12 months or less		Greater than 12 months		Total
	Fair value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses
2014:
Fixed-maturity securities, available-for-sale:
U.S. government	$23,411	51	23,481	211	46,892	262
U.S. government agency	3,342	24	—	—	3,342	24
States and political subdivisions	51,483	599	146,339	1,494	197,822	2,093
Foreign government	66,859	10,463	—	—	66,859	10,463
Public utilities	129,018	3,589	35,919	2,025	164,937	5,614
Corporate securities	4,101,602	211,776	1,198,903	83,065	5,300,505	294,841
Mortgage-backed securities	102,104	491	19,724	438	121,828	929
CDOs	4,176	67	19,792	86	23,968	153

Total temporarily impaired securities	$4,481,995	227,060	1,444,158	87,319	5,926,153	314,379

Cumulative Credit Impairments on Fixed-maturity Securities

The following table presents a rollforward of the Company’s cumulative credit impairments on fixed-maturity securities held at December 31:

	2015	2014
Balance as of January 1	$36,948	45,722
Additions for credit impariments recognized on (1):
Securities not previously impaired	536	—
Securities previously impaired	1,086	4,391
Securities that the Company intends to sell or more likely than not be required to sell before recovery (interest)	57,353	2,054
Reductions for credit impairments previously on:
Securities that matured, were sold, or were liquidated during the period	(36,558)	(15,219)

Balance as of December 31	$59,365	36,948

(1)

There were $58,975 and $6,445 of additions included in the net OTTI losses recognized in Realized investment gains, net in the Consolidated Statements of Operations for the years ended December 31, 2015 and 2014, respectively.

Gross and Net Realized Investment Gains (Losses)

Gross and net realized investment gains (losses) for the years ended December 31, are summarized as follows:

	2015	2014	2013
Available-for-sale:
Fixed-maturity securities:
Gross gains on sales and exchanges	$108,094	96,698	160,091
Gross losses on sales and exchanges	(15,272)	(11,114)	(36,798)
OTTI	(57,598)	(6,445)	(14,957)

Net gains on fixed-maturity securities	35,224	79,139	108,336

Equity securities:
Gross gains on sales	2	113	—
Gross losses on sales	(184)	(1)	—

Net (losses) gains on equity securities	(182)	112	—

Net gains on available-for-sale securities	35,042	79,251	108,336

Held-to-maturity:
Gross gains on exchanges	31,832	—	44,179
Gross losses on exchanges	(11)	(84)	(11)
OTTI	—	—	(91)

Net (losses) gains on held-to-maturity securities	31,821	(84)	44,077
(Provision) benefit for mortgage loans on real estate	(2,400)	5,000	18,500
Gains for mortgage loans on real estate	—	—	4,929
Investment in affiliates	—	(6,500)	11,810
Gain (loss) on real estate sales	5,929	—	(29)
Net gains on sales of acquired loans	24,027	95	674
Other	(6)	—	—

Net realized investment gains	$94,413	77,762	188,297

Interest and Similar Income, Net

Major categories of interest and similar income, net, for the respective years ended December 31 are shown below:

	2015	2014	2013
Interest and similar income:
Available-for-sale fixed-maturity securities	$3,752,867	3,552,896	3,185,680
Mortgage loans on real estate	413,103	377,917	367,196
Interest on acquired loans	28,122	27,548	27,817
Investment income on trading securities	16,472	11,645	9,735
Policy loans	9,834	9,981	10,461
Short-term securities	8,761	7,864	5,575
Held-to-maturity fixed-maturity securities	5,746	15,894	26,781
Interest rate swaps	5,197	1,867	697
Other invested assets	3,286	2,083	196
Interest on assets held by reinsurers	2,626	2,798	2,915
Interest on loans to affiliates	516	980	1,549
Rental income on real estate	—	—	1,462

Total	4,246,530	4,011,473	3,640,064
Less investment expenses	66,427	54,175	47,947

Total interest and similar income, net	$4,180,103	3,957,298	3,592,117

Investment in Mortgage Loans on Real Estate

The Company’s investment in mortgage loans on real estate at December 31 is summarized as follows:

	2015	2014
Mortgage loans on real estate:
Mortgage loans	$8,825,418	7,217,169
Valuation allowances	(37,400)	(35,000)

Total mortgage loans on real estate	$8,788,018	7,182,169

Valuation Allowances on Mortgage Loans on Real Estate

The valuation allowances on mortgage loans on real estate at December 31 and the changes in the allowance for the years then ended are summarized as follows:

	2015	2014	2013
Balance, beginning of year	$35,000	66,750	85,250
Release due to discounted payoff	—	(26,750)	—
Provision (benefit) charged to operations	2,400	(5,000)	(18,500)

Balance, end of year	$37,400	35,000	66,750

Available-for-sale Securities
Amortized Cost and Fair Value of Fixed Maturity Securities, by Contractual Maturity

The amortized cost and fair value of available-for-sale fixed-maturity securities at December 31, 2015, by contractual maturity, are shown below:

	Amortized cost	Fair value
Available-for-sale fixed-maturity securities:
Due in one year or less	$1,686,024	1,714,562
Due after one year through five years	12,759,691	13,454,444
Due after five years through ten years	19,854,889	19,656,047
Due after ten years	32,607,684	33,401,333
Mortgage-backed securities and collateralized mortgage obligations	12,272,245	12,508,082

Total available-for-sale fixed-maturity securities	$79,180,533	80,734,468

Held-to-maturity Securities
Amortized Cost and Fair Value of Fixed Maturity Securities, by Contractual Maturity

The amortized cost and fair value of held-to-maturity fixed-maturity securities at December 31, 2015, by contractual maturity, are shown below:

	Amortized cost	Fair value
Held-to-maturity fixed-maturity securities:
Due after one year through five years	$55	65
Due after ten years	—	5,214

Total held-to-maturity fixed-maturity securities	$55	5,279